UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31,
2011
Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one):[ ] is a restatement
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
YieldQuest Advisors
3280 Peachtree Rd.
Suite 2600
Atlanta, GA  30305
Form 13F File Number: 028-12339
Person Signing this Report on Behalf of Reporting Manager:
Gary Schwartz, Compliance Officer, (404) 446-3370
ATTENTION--Intentional misstatements or omissions of facts constitute
Federal Criminal Violations.
See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place and Date of Signing:
/s/ Gary Schwartz                 Atlanta, Georgia
                                 May 10, 2011
Report Type (Check only one):[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

Form 13F SUMMARY PAGE
Report Summary

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:   85
Form 13F Information Table Value Total:  $10,696 (x1000)

List of Other Included Managers:  NONE

Name of Issuer   Title of Class   Cusip      Value       SHRS/PRN AMT      Investment  Other             Voting Authority
                                            (x$1000)    CALL/PUT          Discretion Managers        Sole    Shared    None
ALLIANCEBERNSTEIN INC FUND	COM	01881E101	614	79842 SH		SOLE		79842
BLACKROCK CORE BOND TRUST	COM	09249E101	154	12750 SH		SOLE		12750
BOULDER GROWTH & INCOME FUND	COM	101507101	59	8900 SH			SOLE		8900
BLACKROCK INCOME TRUST		COM	09247F100	81	12000 SH		SOLE		12000
BLACKROCK INCOME OPPTY TRST	COM	092475102	154	16500 SH		SOLE		16500
BLACKROCK CREDIT ALLOCATION	COM	09249V103	71	6699 SH			SOLE		6699
BOULDER TOTAL RETURN FUND	COM	101541100	48	2850 SH			SOLE		2850
JOHN HAN BK & THRIFT OPP FD	COM	409735206	97	5625 SH			SOLE		5625
MORGAN STANLEY CHINA A SHARE	COM	617468103	112	3900 SH			SOLE		3900
CENTRAL SECURITIES CORP		COM	155123102	57	2447 SH			SOLE		2447
MFS INTERMARKET INC TRUST I	COM	59318R103	71	8652 SH			SOLE		8652
CISCO SYSTEMS INC		COM	17275R102	67	3900 SH			SOLE		3900
DELTA AIR LINES INC		COM	247361702	3	256 SH			SOLE		256
PROSHARES ULTRA OIL & GAS	COM	74347R719	68	1100 SH			SOLE		1100
DUFF & PHELPS UTIL & CORP BD	COM	26432K108	102	9254 SH			SOLE		9254
WISDOMTREE INDIA EARNINGS	COM	97717W422	213	8600 SH			SOLE		8600
EATON VANCE LTD DURATION FND	COM	27828H105	225	14056 SH		SOLE		14056
ISHARES MSCI AUSTRALIA INDEX	COM	464286103	53	2000 SH			SOLE		2000
ISHARES MSCI JAPAN INDEX FD	COM	464286848	455	44100 SH		SOLE		44100
ISHARES MSCI SPAIN INDEX FD	COM	464286764	55	1300 SH			SOLE		1300
ISHARES MSCI BRAZIL		COM	464286400	178	2300 SH			SOLE		2300
EATON VANCE TAX-MANAGED GLOB	COM	27829F108	58	5500 SH			SOLE		5500
ABERDEEN ASIA-PAC INCOME FD	COM	003009107	116	16793 SH		SOLE		16793
COHEN & STEERS CLOSED-END OP	COM	19248P106	51	3800 SH			SOLE		3800
ROYCE FOCUS TRUST INC		COM	78080N108	34	4045 SH			SOLE		4045
GREATER CHINA FUND		COM	39167B102	47	3700 SH			SOLE		3700
GOLDMAN SACHS GROUP INC		COM	38141G104	75	475 SH			SOLE		475
JOHN HANCOCK PFD INCOME II	COM	41013X106	108	5721 SH			SOLE		5721
JOHN HANCOCK PFD INCOME FD	COM	41013W108	214	11288 SH		SOLE		11288
HEWLETT-PACKARD CO		COM	428236103	70	1700 SH			SOLE		1700
HELIOS TOTAL RETURN FUND INC	COM	42327V109	64	10500 SH		SOLE		10500
ISHARES NASDAQ BIOTECH INDX	COM	464287556	60	600 SH			SOLE		600
ISHARES DJ US HOME CONSTRUCT	COM	464288752	150	11300 SH		SOLE		11300
ISHARES DJ US REAL ESTATE	COM	464287739	59	1000 SH			SOLE		1000
ISHARES DJ US TRANSPORT AVG	COM	464287192	38	400 SH			SOLE		400
NUVEEN GLOBAL GOVERNMENT ENH	COM	67073C104	122	8336 SH			SOLE		8336
NUVEEN QUALITY PREFERRED INC	COM	67071S101	88	11388 SH		SOLE		11388
SPDR KBW BANK ETF		COM	78464A797	124	4800 SH			SOLE		4800
SPDR KBW REGIONAL BANKING ET	COM	78464A698	91	3400 SH			SOLE		3400
MFS INTERMEDIATE INC TRUST	COM	55273C107	205	33468 SH		SOLE		33468
BLACKROCK MUNIASSETS FUND	COM	09254J102	83	7337 SH			SOLE		7337
BLACKROCK CREDIT ALLOCATION	COM	09255J101	71	7726 SH			SOLE		7726
BLACKROCK CREDIT ALLOCATION	COM	09255H105	240	24440 SH		SOLE		24440
RMR ASIA PACIFIC REAL ESTATE	COM	76970B101	0	0.442 SH		SOLE		0.442
ROYCE MICRO-CAP TRUST INC	COM	780915104	110	10781 SH		SOLE		10781
PROSHARES ULTRA TECHNOLOGY	COM	74347R693	510	7600 SH			SOLE		7600
MARKET VECTORS RUSSIA ETF	COM	57060U506	37	900 SH			SOLE		900
ROYCE VALUE TRUST		COM	780910105	102	6629 SH			SOLE		6629
PROSHARES ULTRA HEALTH CARE	COM	74347R735	76	1300 SH			SOLE		1300
MARKET VECTORS STEEL INDEX F	COM	57060U308	119	1600 SH			SOLE		1600
ISHARES PHLX SOX SEMICONDUCT	COM	464287523	92	1550 SH			SOLE		1550
TEMPLETON DRAGON FUND INC	COM	88018T101	28	900 SH			SOLE		900
TARGET CORP			COM	87612E106	75	1500 SH			SOLE		1500
TRI-CONTINENTAL CORP		COM	895436103	69	4700 SH			SOLE		4700
PROSHARES ULTRA INDUSTRIALS	COM	74347R727	190	3500 SH			SOLE		3500
PROSHARES ULTRA FINANCIALS	COM	74347X633	187	2670 SH			SOLE		2670
INVESCO VAN KAMPEN BOND FUND	COM	46132L107	112	6176 SH			SOLE		6176
ENERGY SELECT SECTOR SPDR	COM	81369Y506	128	1600 SH			SOLE		1600
HEALTH CARE SELECT SECTOR	COM	81369Y209	149	4500 SH			SOLE		4500
CONSUMER DISCRETIONARY SELT	COM	81369Y407	383	9800 SH			SOLE		9800
SPDR S&P METALS & MINING EFT	COM	78464A755	134	1800 SH			SOLE		1800
ALLIANCEBERNSTEIN INC FUND	COM	01881E101	117	15253 SH		SHARED			15253
ALLIANCEBERNSTEIN GL HI INC	COM	01879R106	0	3 SH			SHARED			3
POWERSHARES BUILD AMERICA PO	COM	73937B407	271	10755 SH		SHARED			10755
BLACKROCK CREDIT ALLOCATION	COM	09249V103	37	3525 SH			SHARED			3525
MFS INTERMARKET INC TRUST I	COM	59318R103	37	4550 SH			SHARED			4550
NUVEEN MULTI-CURRENCY SHORT-	COM	67090N109	37	2665 SH			SHARED			2665
SPDR BARCLAYS CAPITAL HIGH	COM	78464A417	152	3759 SH			SHARED			3759
MFS INTERMEDIATE INC TRUST	COM	55273C107	173	28265 SH		SHARED			28265
ISHARES S&P NAT AMT-FREE MUN	COM	464288414	12	125 SH			SHARED			125
NUVEEN INSD PREM INC MUNI II	COM	6706D8104	41	3475 SH			SHARED			3475
WESTERN ASSET INCOME FUND	COM	95766T100	55	4238 SH			SHARED			4238
PROSHARES ULTRASHORT 7-10 YR	COM	74347R313	430	10150 SH		SHARED			10150
BLACKROCK CREDIT ALLOCATION	COM	09255J101	72	7855 SH			SHARED			7855
BLACKROCK CREDIT ALLOCATION	COM	09255H105	111	11328 SH		SHARED			11328
SPDR NUVEEN BARCLAYS CAPITAL	COM	78464A425	131	5500 SH			SHARED			5500
SPDR NUVEEN BARCLAYS CAPITAL	COM	78464A458	68	3095 SH			SHARED			3095
POWERSHARES DB US DOL IND BU	COM	73936D107	214	9800 SH			SHARED			9800
INVESCO VAN KAMPEN BOND FUND	COM	46132L107	173	9525 SH			SHARED			9525
VANGUARD S/T CORP BOND ETF	COM	92206C409	216	2796 SH			SHARED			2796
SPDR NUVEEN BARCLAYS CAPITAL	COM	78464A425	48	2000 SH			SOLE		2000
SPDR NUVEEN BARCLAYS CAPITAL	COM	78464A458	29	1325 SH			SOLE		1325
FREEPORT-MCMORAN COPPER & GO	PUT	35671D957	19	570 SH			SOLE		570
SPDR S&P 500 ETF TR		CALL	78462F903	316	3097 SH			SOLE		3097
SPDR S&P 500 ETF TR		PUT	78462F953	331	2763 SH			SOLE		2763